Revenue (Details) - Schedule of deferred revenue activity - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of deferred revenue activity [Abstract]
Deferred revenue beginning balance	$ 4,126	$ 844
Net additions	6,069	12,657
Revenue recognized	$ 6,339	9,375
Deferred revenue ending balance		$ 4,126